Description of Business And Basis Of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business And Basis Of Presentation

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Enjoy Technology, Inc. (“Enjoy” or the “Company”) was incorporated in the state of Delaware in May 2014, and is headquartered in Palo Alto, California. Enjoy operates mobile stores providing in home delivery, set up and a full shopping experience for technology and telecom companies in the United States of America, United Kingdom, and Canada. References herein to Enjoy or the Company mean Enjoy Technology, Inc., and its consolidated subsidiaries.
Reorganization
 –
In January 2021, Enjoy Technology, Inc. filed documents with the Delaware Secretary of State to effect a holding company reorganization (the “Reorganization”), which resulted in a newly formed Delaware corporation, Enjoy Technology Holding Company (“Enjoy Holdings”), owning all the capital stock of Enjoy Technology, Inc. Enjoy Holdings was initially a direct, wholly owned subsidiary of Enjoy Technology, Inc. Pursuant to the Reorganization, the newly formed entity (“Merger Sub”), a direct, wholly owned subsidiary of Enjoy Holdings and an indirect, wholly owned subsidiary of Enjoy Technology, Inc., merged with and into Enjoy Technology, Inc., with Enjoy Technology, Inc., surviving as a direct, wholly owned subsidiary of Enjoy Holdings. Each share of each class of Enjoy Technology, Inc., stock issued and outstanding immediately prior to the Reorganization was automatically converted into an equivalent corresponding share of Enjoy Holdings stock, having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of Enjoy Technology, Inc., stock being converted. Accordingly, upon consummation of the Reorganization, Enjoy Technology, Inc.’s current stockholders became stockholders of Enjoy Holdings. The stockholders of Enjoy Technology, Inc., did not recognize any gain or loss for U.S. federal income tax purposes upon the conversion of their shares in the Enjoy Holdings. Finally, Enjoy Technology Inc. changed its name to Enjoy Technology LLC while Enjoy Holdings changed its name to Enjoy Technology Inc.
Marquee Raine Acquisition Corp. Merger
 –
On April 28, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Marquee Raine Acquisition Corp. (“MRAC”, prior to the closing of the merger and “New Enjoy”, following the closing of the merger), a publicly traded Special Purpose Acquisition Company. On October 15, 2021 (the “Closing Date”), the Company and MRAC consummated the merger transaction contemplated by the Merger Agreement (the “Merger”), following approval at a special meeting of the stockholders of MRAC held on October 13, 2021.
See Note 3, “Reverse Recapitalization” for further details of the Merger.
Basis of Presentation
 –
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Enjoy Technology, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio with the exception of authorized shares and shares reserved for issuance. See Note 3, “Reverse Recapitalization” for further details of the Merger.
Reclassifications
 –
The Company reclassified certain costs within each of its operating expense line items in the consolidated statements of operations and comprehensive loss. Prior period amounts have been reclassified to conform to this presentation. These changes have no impact on the Company’s previously reported consolidated net loss and comprehensive loss, cash flows, or basic and diluted net loss per share amounts for the periods presented.
Going Concern
 –
The consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to reflect the possible future effects of the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the outcome of this uncertainty.
Since inception, the Company has incurred losses and cash outflows from operations. During the years ended December 31, 2021 and 2020 the Company incurred net losses of $220.6 million and $157.8 million, respectively and cash outflows from operations of $174.6 million and $95.3 million, respectively. As of December 31, 2021, and 2020, the Company had accumulated deficits of approximately $642.5 million and $421.9 million, respectively. The Company has historically financed its operations through the issuance and sale of redeemable convertible preferred stock and through issuance of debt. Management expects that operating losses and negative cash flows from operating activities will continue in the foreseeable future as the Company continues to invest in the expansion of its operations.
The Company’s ongoing operations are dependent on its ability to obtain additional financing and generate sufficient cash flow to meet its obligations on a timely basis. The Company’s business will require significant amounts of capital to sustain operations and the Company will need to make the investments it needs to execute its long-term business plans. The Company will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than expected. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.
Management believes there is substantial doubt about the Company’s ability to continue as a going concern as the Company’s present cash flows from operations will not enable it to meet its obligations for the twelve months from the date these consolidated financial statements are available to be issued. Management is actively seeking new sources of financing at favorable terms and conditions that will enable the Company to meet its obligations for the twelve months from the date these consolidated financial statements are available to be issued. There is no assurance that management will be successful in raising additional funds.